Note 5 - Deferred Charges, net	12 Months Ended
Dec. 31, 2011
Deferred Charges [Text Block]
5.	Deferred Charges, net

"Deferred charges, net" consist of loan arrangement fees which are amortized over the duration of the loan and deferred offering expenses related to the filing of the Company's shelf registration which will be charged against the proceeds of an offering of the Company's securities or will be expensed at the end of the years of validity of the shelf registration if it will have not been used for any securities offering.

	2009	2010	2011
Balance, beginning of year	373,702	327,694	599,374
Additions, loan arrangement fees	208,000	380,249	-
Additions, deferred offering expenses	297,008	-	243,392
Amortization of loan arrangement fees	(110,504)	(108,569)	(144,815)
Deferred offering expenses reclassified to paid-in capital	(440,513)	-	-
Balance, end of year	327,694	599,374	697,951

The additions of $208,000 in 2009 consisted of loan arrangement fees for the loans of M/V "Monica P", M/V "Eleni P" and M/V "Pantelis". The additions of $380,249 in 2010 consisted of loan arrangement fees for the loans of M/V "Maersk Noumea" and M/V "Aggeliki P". During the year 2011 there were no additions of loan arrangement fees.